UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
           -----------------------------------------------------
Address:   405 Lexington Ave
           New York, NY 10174
           -----------------------------------------------------

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Romanna D. Kekish
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-972-8157
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish               New York, NY 10174                11/12/2007
---------------------               ------------------                ----------
     [Signature]                      [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          103
                                         -----------
Form 13F Information Table Value Total:     $264,637
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
ABAXIS INC.                    Common           002567105      796   35500          SOLE              16000      0 19500
AFLAC INC.                     Common           001055102     6552  114880          SOLE              83175      0 31705
ALTRIA GROUP INC               Common           02209S103      299    4305          SOLE                700      0  3605
AMERICAN EXPRESS               Common           025816109     1253   21118          SOLE               7810      0 13308
AMERICAN INTL GROUP INC        Common           026874107      361    5350          SOLE               1900      0  3450
AMYLIN PHARMACEUTICALS         Common           032346108     2642   52855          SOLE              38310      0 14545
APOLLO GROUP INC CL A          Common           037604105     6541  108755          SOLE              87450      0 21305
ARCH COAL INC.                 Common           039380100     3520  104340          SOLE              76390      0 27950
AT & T INC                     Common           00206R102     4892  115634          SOLE              98632      0 17002
AUTOMATIC DATA PROC. INC       Common           053015103     1958   42640          SOLE              38350      0  4290
BALDOR ELECTRIC                Common           057741100     3812   95430          SOLE              78470      0 16960
BARRICK GOLD CORP              Common           067901108     5965  148095          SOLE             106970      0 41125
BED BATH & BEYOND INC.         Common           075896100       68    2000          OTHER                 0      0  2000
BED BATH & BEYOND INC.         Common           075896100     2460   72125          SOLE              55510      0 16615
BP PLC ADR                     Common           055622104       62     900          OTHER                 0      0   900
BP PLC ADR                     Common           055622104     7111  102546          SOLE              79506      0 23040
BROWN-FORMAN INC CLASS A       Common           115637100      658    8442          SOLE               8442      0     0
C S X CORPORATION              Common           126408103      542   12700          SOLE               9900      0  2800
CATERPILLAR INC                Common           149123101     4548   57990          SOLE              47005      0 10985
CEPHALON INC                   Common           156708109     2146   29379          SOLE              22889      0  6490
CHEVRON CORP                   Common           166764100      560    5993          SOLE                900      0  5093
CHIPOTLE MEXICAN GRILL INC B   Common           169656204      236    2208          SOLE               1147      0  1061
COCA COLA                      Common           191216100        5     100          OTHER                 0      0   100
COLGATE-PALMOLIVE              Common           194162103       57     800          OTHER                 0      0   800
COCA COLA                      Common           191216100     6479  112750          SOLE              87977      0 24773
COLGATE-PALMOLIVE              Common           194162103     7244  101575          SOLE              77984      0 23591
COMPUTER SCIENCES CORP         Common           205363104       55    1000          OTHER                 0      0  1000
COMPUTER SCIENCES CORP         Common           205363104     6134  109745          SOLE              86645      0 23100
CONAGRA FOOD INC               Common           205887102     1228   47000          SOLE              25500      0 21500
CONSTELLATION ENERGY GROUP     Common           210371100      252    2946          OTHER                 0      0  2946
CONOCOPHILLIPS                 Common           20825C104     8844  100773          SOLE              79955      0 20818
DEVON ENERGY CORP              Common           25179M103     4619   55520          SOLE              42620      0 12900
DEVRY INC                      Common           251893103      815   22025          SOLE              14770      0  7255
DIEBOLD INC                    Common           253651103     1408   31000          SOLE              15950      0 15050
DOMINION RESOURCES INC         Common           25746U109     1030   12220          SOLE               8200      0  4020
DOVER CORP                     Common           260003108      213    4200          SOLE               3000      0  1200
DUKE REALTY CORP               Common           264411505      208    6170          SOLE               1130      0  5040
EMERSON ELECTRIC CO            Common           264411505       74    1400          SOLE                  0      0  1400
EMERSON ELECTRIC CO            Common           291011104     8943  168040          SOLE             122990      0 45050
EXXON MOBIL CORPORATION        Common           30231G102     5313   57409          SOLE              22037      0 35372
FEDEX CORPORATION              Common           31428X106     1377   13150          SOLE              10154      0  2996
FISERV INC                     Common           337738108       40     800          OTHER                 0      0   800
FISERV INC                     Common           337738108     3546   69725          SOLE              53600      0 16125
GANNETT CO                     Common           364730101      259    5931          SOLE                  0      0  5931
GENERAL ELECTRIC CO            Common           369604103     1003   24250          SOLE               1100      0 23150
GENZYME CORP                   Common           372917104     4914   79310          SOLE              58200      0 21110
HEWLETT-PACKARD CO             Common           428236103      290    5830          SOLE                900      0  4930
HOME DEPOT INC                 Common           437076102     2215   68297          SOLE              53697      0 14600
ILLINOIS TOOL WORKS INC        Common           452308109       71    1200          OTHER                 0      0  1200
ILLINOIS TOOL WORKS INC        Common           452308109     9253  155150          SOLE             118075      0 37075
ILLUMINA INC.                  Common           11582451       492    9500          SOLE               5600      0  3900
IMAGING DYNAMICS CO LTD.       Common           451920201       16   10000          SOLE                  0      0 10000
INTL BUSINESS MACHINES         Common           459200101      702    5960          SOLE                300      0  5660
ISHARES GS NATURAL RESOURCE    Common           464287374      344    2674          SOLE                  0      0  2674
ISHARES MSCI EMERGING MKT      Common           464287234      501    3358          SOLE                  0      0  3358
ISHARES MSCI JAPAN INDEX       Common           464286848      810   56550          SOLE              31500      0 25050
ISHARES MSCI PACIFIC EX-JAPAN  Common           464286665      740    4450          SOLE               3500      0   950
ISHARES S&P EUROPE 350 INDEX   Common           464287861      902    7575          SOLE               4200      0  3375
FUND
JOHNSON & JOHNSON INC          Common           478160104     5120   77931          SOLE              48804      0 29127
LILLY ELI & CO                 Common           532457108     6895  121125          SOLE              90910      0 30215
LINCOLN NATIONAL CORP          Common           534187109       65    1000          OTHER                 0      0  1000
LINCOLN NATIONAL CORP          Common           534187109     8660  131274          SOLE              94613      0 36661
LOUISIANA-PACIFIC CORP         Common           546347105     4970  292895          SOLE             239040      0 53855
LOWE'S COS INC.                Common           548661107     2352   83965          SOLE              63820      0 20145
MCDONALD"S CORP                Common           580135101     8396  154146          SOLE             111966      0 42180
MEDTRONIC INC                  Common           585055106     7239  128330          SOLE             100020      0 28310
MERCK & CO INC                 Common           589331107      550   10650          SOLE               4000      0  6650
MILLENNIUM PHARMACEUTICALS     Common           599902103      693   68350          SOLE              60400      0  7950
MOLEX INC                      Common           608554101     6588  244637          SOLE             183318      0 61319
MOTOROLA INC                   Common           620076109     2707  146130          SOLE             127400      0 18730
NORTHUMBERLAND BANCORP         Common           667056105      199    7530          OTHER                 0      0  7530
NORFOLK SOUTHERN CORP          Common           655844108      560   10800          SOLE               6400      0  4400
NUVEEN QUALITY PREF INC FD     Common           67071S101      155   12990          SOLE              10000      0  2990
NVIDIA CORP                    Common           67066G104      782   21600          SOLE               9750      0 11850
ORACLE CORP                    Common           68389X105       43    2000          OTHER                 0      0  2000
ORACLE CORP                    Common           68389X105     5397  249325          SOLE             203500      0 45825
PEABODY ENERGY CORP            Common           704549104     1733   36210          SOLE              34900      0  1310
PEPSICO INC                    Common           713448108       73    1000          OTHER                 0      0  1000
PEPSICO INC                    Common           713448108     9795  133711          SOLE              96525      0 37186
PROCTER & GAMBLE CO            Common           742718109     6020   85585          SOLE              59207      0 26378
PRUDENTIAL FINANCIAL INC.      Common           744320102     2630   26955          SOLE              25380      0  1575
RIO TINTO PLC ADR              Common           767204100     4932   14365          SOLE              10305      0  4060
SAP AG-SPONSORED ADR           Common           803054204       58    1000          OTHER                 0      0  1000
SAP AG-SPONSORED ADR           Common           803054204     7640  130220          SOLE              96680      0 33540
SIGMA ALDRICH CORP             Common           826552101      243    5000          SOLE                  0      0  5000
SONOCO PRODUCTS CO             Common           835495102      621   20586          SOLE                  0      0 20586
SUNTRUST BANKS INC             Common           867914103      227    3000          SOLE                  0      0  3000
T. ROWE PRICE GROUP INC        Common           74144T108      222    4000          SOLE               4000      0     0
TARGET CORP                    Common           87612E106      367    5775          SOLE                  0      0  5775
TEXAS INSTRUMENTS              Common           882508104     4908  134154          SOLE              95259      0 38895
U.S. BANCORP                   Common           902973304      976   30026          SOLE              15360      0 14666
UNION PACIFIC CORP             Common           907818108     1085    9600          SOLE               5800      0  3800
UNISYS CORP                    Common           909214108     2413  364550          SOLE             313650      0 50900
UNITEDHEALTH GROUP INC         Common           91324P102      260    5376          SOLE                  0      0  5376
VALLEY NATIONAL BANCORP        Common           919792101      327   14772          SOLE                  0      0 14772
VEOLIA ENVIRONMENTAL-ADR       Common           92334N103     5907   68585          SOLE              44880      0 23705
VERIZON COMMUNICATIONS         Common           92343V104     4199   94845          SOLE              84990      0  9855
VULCAN MATERIALS CO            Common           929160109     3429   38465          SOLE              28195      0 10270
WALGREEN CO                    Common           931422109      210    4450          SOLE                  0      0  4450
WALT DISNEY CO                 Common           254687106      926   26950          SOLE              16900      0 10050
WELLS FARGO & CO               Common           949746101      249    7000          SOLE               1200      0  5800
WPP GROUP PLC                  Common           929309300      278    4128          SOLE                  0      0  4128
WYETH                          Common           983024100     6110  137150          SOLE             103345      0 33805